Income taxes	12 Months Ended
Dec. 31, 2019
Income taxes [Abstract]
Income taxes
Note 18 - Income taxes

For the years ended December 31, 2019 and 2018, the Company recorded no current or deferred income tax expense.

For the year ended December 31, 2018, the Company was a Limited Liability Company, taxed as a partnership.  Thus, all of the Company’s income and losses flowed through to the owners.  Furthermore, no deferred tax assets and liabilities were recorded.  Beginning in 2019 the Company converted to a C-Corporation and is subject to tax at an entity level.

The Company’s effective tax rate differs from the United States federal statutory rate of 21% primarily because the Company’s losses have been fully offset by a valuation allowance due to uncertainty as to the realization of the tax benefit of net operating losses (“NOLs”) for the year ended December 31, 2019. The following table is a reconciliation of the components that caused our provision for income taxes to differ from amounts computed by applying the United States federal statutory rate of 21% for the year ended December 31, 2019:

	Year Ended December 31,
	2019
Statutory U.S. Federal income tax	$(38,760)	21.0%
State income taxes, net	(818)	0.4%
LLC income not taxed	2,376	(1.3%)
Loss on acquisitions	29,051	(15.7%)
Change in valuation allowance	7,892	(4.3%)
Other	259	0.1%
Total provision	$-	0%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

Year Ended December 31,
2019
Deferred income tax assets:
Net operating loss carryforwards	8,503
Stock options	2,493
Other assets	301
Gross deferred tax assets	11,297
Valuation allowance	(7,913)
Net deferred tax asset	3,384
Deferred income liabilities:
Inventory	(137)
Intangibles	(3,247)
Deferred tax assets, net of valuation allowance	-

As of December 31, 2019, the Company had a deferred tax asset (before valuation allowance) recorded on gross federal and state net operating loss carryforwards of approximately $36.3 million and $32.7 million, respectively. These net operating losses will begin to expire in 2027.

The Internal Revenue Code, as amended (“IRC”), imposes restrictions on the utilization of NOLs and other tax attributes in the event of an “ownership change” of a corporation. Accordingly, a company’s ability to use pre-change NOLs may be limited as prescribed under IRC Section 382. Events which may cause limitation in the amount of the NOLs and credits that can be utilized annually include, but are not limited to, a cumulative ownership change of more than 50% over a three-year period.

Under ASC 805, “Business Combinations”, an acquirer should recognize, and measure deferred taxes arising from assets acquired and liabilities assumed in a business combination in accordance with ASC 740. The financial statement loss includes losses that will not result in future deferred tax assets and therefore these losses are excluded.

Management assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing deferred tax assets in the future. A significant piece of objective negative evidence evaluated was the cumulative loss incurred through the year ended December 31, 2019 and 2018. Such objective evidence limits the ability to consider other subjective positive evidence such as current year taxable income and future income projections. On the basis of this evaluation, as of the year ended December 31, 2019, a valuation allowance of $7.9 million was recorded since it is more likely than not that the deferred tax assets will not be realized.

Year Ended December 31,
2019
Valuation allowance, at beginning of year	$-
Increase in valuation allowance	7,892
Halo Acquisition	21
Valuation allowance, at end of year	$7,913

As of December 31, 2019 and 2018, the Company had no accrued interest and penalties related to uncertain income tax positions. We do not anticipate that the amount of unrecognized tax benefits will significantly increase or decrease within the next twelve months.   As of December 31, 2019 and 2018, the Company does not have any significant uncertain tax positions. If incurred, the Company would classify interest and penalties on uncertain tax positions as income tax expense.

The Company is subject to taxation in the United States federal and various state jurisdictions. The Company is not currently under audit by any taxing authorities. The Company remains open to examination by tax jurisdictions for tax years beginning with the 2016 tax year for Federal and 2015 for states.  Federal and state net operating losses are subject to review by taxing authorities in the year utilized.